Significant Accounting Policies - Accrued Expenses and Other Payables (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Accounting Policies [Abstract]
Accrued compensation and benefits	$ 18,033	$ 16,559
Excise and other tax liabilities	40,829	62,201
Derivative liabilities	51,039	27,622
Accrued interest	39,947	44,327
Product exchange liabilities	11,842	1,693
Deferred gain on sale of general partner interest in TLP	30,113	30,113
Other	31,701	15,941
Total	$ 223,504	$ 198,456